Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 9 — Accounts payable and accrued expenses

Trade accounts payable was $493.3 million and $598.6 million as of December 31, 2013 and 2012, respectively.

Accrued expenses consisted of the following (in millions):

	December 31,
	2013	2012
Accrued expenses:
Accrued third-party rebates	$615.8	$551.1
Litigation-related reserves and legal fees	265.7	183.8
Accrued payroll and related benefits	240.2	260.1
Royalties and sales agent payables	119.1	86.2
Accrued indirect returns	103.2	83.3
Accrued severence, retention and other shutdown costs	89.3	65.1
Interest payable	68.9	49.5
Accrued R&D expenditures	46.6	17.7
Accrued non-provision taxes	43.7	13.5
Accrued selling and marketing expenditures	38.1	11.1
Current portion of contingent consideration obligations	33.8	351.9
Accrued professional fees	22.6	13.1
Accrued co-promotion liabilities	14.8	—
Other accrued expenses	148.1	182.9

Total accrued expenses	$1,849.9	$1,869.3